Financial investments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 14,459	$ 12,896
Fair Value through Profit and Loss (Investment in Rioglass)	0	2,687
Derivative assets (Note 9)	4,635	1,099
Other receivable accounts at amortized cost	69,310	73,072
Total non-current financial investments	88,404	89,754
Contracted concessional financial assets	179,053	178,198
Derivative assets (Note 9)	630	460
Other receivable accounts at amortized cost	17,865	21,426
Total current financial investments	$ 197,548	$ 200,084